NOTES PAYABLE - Contingent Guarantee/ Merger Financing (Details)					1 Months Ended	3 Months Ended		5 Months Ended	9 Months Ended	12 Months Ended
	Aug. 11, 2025 shares	Aug. 09, 2024 USD ($)	Feb. 09, 2024 USD ($) shares	Feb. 07, 2024 USD ($)	Jul. 31, 2024 USD ($)	Sep. 30, 2025 USD ($) D $ / shares shares	Sep. 30, 2024 USD ($) shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
NOTES PAYABLE
Value of founder shares transferred to cover cash deficit			$ 6,000,000	$ 4,000,000
Contingent guarantee			$ 3,256,863					$ 3,256,863			$ 3,256,863	$ 3,256,863
Shares of Founder Shares Transferred | shares			885,010
Value of founder shares transferred			$ 4,000,000						$ 1,210,290
Contingent Guarantee Deemed Value			0
Amount of cash recovered through transfer of shares								743,137
Shares issued as deposit for purchase of the Commercial Bank acquisition (in shares) | shares							1,234,990			1,234,990
Reduction in the contingent guarantee							$ 1,210,290			$ 1,210,290
Stock Issued for Contingent Guarantee		$ 2,886,347
Percentage of convenience fees		5.00%
Amount of convertible notes issued		$ 3,030,665
Principal amount of guarantee to be converted										$ 1,439,586	1,439,586
Shares issued upon conversion of guarantee | shares										256,091
Initial value of derivative							113,044			$ 113,044
Interest expense on the principal						$ 23,599	56,909			307,801
Amortization of debt discount						24,215	$ 10,707			88,830
Derivative liability, carrying balance								$ 1,618,575	$ 1,618,575	1,618,575	1,618,575
Unamortized debt discount										24,215	$ 24,215
Common stock issued to for consulting services (in shares) | shares	200,000
Wilson-Davis Sellers
NOTES PAYABLE
Principal amount						$ 2,565,931
Conversion rate as a percentage of specified trading days volume weighted average share price						90.00%
Shares issued under Tau agreement settled (in shares) | shares						15,922,008
Threshold trading days | D						7
Interest amount						$ 113,791
Maximum | Wilson-Davis Sellers
NOTES PAYABLE
Conversion price (in dollars per share) | $ / shares						$ 0.18
Minimum | Wilson-Davis Sellers
NOTES PAYABLE
Conversion price (in dollars per share) | $ / shares						$ 0.16
Short term
NOTES PAYABLE
Value of founder shares transferred			8,850,100
Long term
NOTES PAYABLE
Value of founder shares transferred			$ 8,850,100
Chardan Note
NOTES PAYABLE
Shares issued as conversion in principle on convertible notes (in shares) | shares							29,485
Principal amount					$ 400,000	$ 959,764
Conversion rate as a percentage of specified trading days volume weighted average share price						90.00%
Shares issued under Tau agreement settled (in shares) | shares						4,845,072
Threshold trading days | D						7
Interest amount							$ 212,803			$ 212,803
Chardan Note | Maximum
NOTES PAYABLE
Conversion price (in dollars per share) | $ / shares						$ 0.18
Chardan Note | Minimum
NOTES PAYABLE
Conversion price (in dollars per share) | $ / shares						$ 0.16
Sellers note
NOTES PAYABLE
Shares issued as conversion in principle on convertible notes (in shares) | shares							31,035			34,931,855